Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	187,519,105.56	13,774
Yield Supplement Overcollateralization Amount 02/28/22	5,243,161.94	0
Receivables Balance 02/28/22	192,762,267.50	13,774
Principal Payments	11,340,554.02	424
Defaulted Receivables	118,556.56	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	4,784,425.50	0
Pool Balance at 03/31/22	176,518,731.42	13,344

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.61%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,814,065.17	96
Past Due 61-90 days	363,224.68	20
Past Due 91-120 days	164,693.30	7
Past Due 121+ days	0.00	0
Total	2,341,983.15	123

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	66,044.39
Aggregate Net Losses/(Gains) - March 2022	52,512.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	-0.51%
Second Prior Net Losses/(Gains) Ratio	-0.19%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.30%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	32.77

Flow of Funds	$ Amount
Collections	12,098,861.15
Investment Earnings on Cash Accounts	284.54
Servicing Fee	(160,635.22)
Transfer to Collection Account	-
Available Funds	11,938,510.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	318,565.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,849,723.57
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	528,789.41
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	11,938,510.47

Servicing Fee	160,635.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	183,368,454.99
Principal Paid	11,000,374.14
Note Balance @ 04/15/22	172,368,080.85

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	64,198,454.99
Principal Paid	11,000,374.14
Note Balance @ 04/15/22	53,198,080.85
Note Factor @ 04/15/22	19.7806503%

Class A-4
Note Balance @ 03/15/22	81,820,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	81,820,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	24,900,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	12,450,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	409,346.92
Total Principal Paid	11,000,374.14
Total Paid	11,409,721.06

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	138,561.67
Principal Paid	11,000,374.14
Total Paid to A-3 Holders	11,138,935.81

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4943505
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.2846738
Total Distribution Amount	13.7790243

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5152141
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.9027074
Total A-3 Distribution Amount	41.4179215

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	622.68
Noteholders' Principal Distributable Amount	377.32

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,075,325.29
Investment Earnings	237.18
Investment Earnings Paid	(237.18)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$464,553.18	$601,311.73	$672,303.14
Number of Extensions	23	34	36
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.30%	0.31%